OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

at December 31	2022	2021
(millions of Canadian $)

Fair value of derivative contracts (Note 28)	614	169
Current portion of Keystone environmental provision recovery (Note 17)	410	—
Current portion of net investment in leases (Note 10)	291	—
Contract assets (Note 5)	155	202
Keystone XL assets held for sale	122	138
Prepaid expenses	118	112
Cash provided as collateral	106	273
Keystone XL contractual recoveries (Note 6)	86	640
Regulatory assets (Note 13)	67	53
Other	183	130
	2,152	1,717